UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004

          Check here if Amendment [ ]; Amendment Number: ________

                        This Amendment (Check only one):

                           |_| is a restatement.
                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:       Thomas W. Smith
      Address:    323 Railroad Avenue      Greenwich       CT           06830
                  (Street)                 (City)          (State)      (Zip)

      Form 13F File Number:     028-01909

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:       Thomas W. Smith
      Title:      Investment Manager
      Phone:      203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
------------------------------
[Signature]

Greenwich, CT
------------------------------
[City, State]

August 16, 2004
------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

      Number of Other Included Managers:        2

      Form 13F Information Table Entry Total:   34

      Form 13F Information Table Value Total:   $1,126,396 (thousands)

List of Other Included Managers:

No.             Form 13F File No.:              Name:
---             ------------------              -----
01              028-03444                       Thomas N. Tryforos
02              028-10290                       Scott J. Vassalluzzo

FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER              CLASS      CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------        --------  ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
BROWN & BROWN INC.               COM     115236101       126      2926   SH            SOLE                   2926
BROWN & BROWN INC.               COM     115236101     49940   1158700   SH            OTHER     01, 02    1158700
COMMERCE BANCORP, INC.           COM     200519106     14628    265924   SH            SOLE                 265924
COMMERCE BANCORP, INC.           COM     200519106     87642   1593200   SH            OTHER     01, 02    1593200
COPART, INC.                     COM     2172041061    20350    762169   SH            SOLE                 762169
COPART, INC.                     COM     2172041061    90529   3390600   SH            OTHER     01, 02    3390600
CREDIT ACCEPTANCE CORP           COM     225310101      6330    420052   SH            SOLE                 420052
CREDIT ACCEPTANCE CORP           COM     225310101     61433   4076500   SH            OTHER     01, 02    4076500
CORPORATE HIGH YIELD FD III      COM     219925104       142     17850   SH            SOLE                  17850
HEALTH MANAGEMENT ASSOCIATES     COM     421933102      2210     98580   SH            SOLE                  98580
HEALTH MANAGEMENT ASSOCIATES     COM     421933102     18497    825000   SH            OTHER     01, 02     825000
IRON MOUNTAIN, INC.              COM     46284P104     25530    529010   SH            SOLE                 529010
IRON MOUNTAIN, INC.              COM     46284P104    221599   4591770   SH            OTHER     01, 02    4591770
MEMBERWORKS INC.                 COM     5860021070     7143    241159   SH            SOLE                 241159
MEMBERWORKS INC.                 COM     5860021070    40156   1355700   SH            OTHER     01, 02    1355700
MOBILE MINI, INC.                COM     60740f105       426     15000   SH            SOLE                  15000
MOBILE MINI, INC.                COM     60740f105     19158    674350   SH            OTHER     01, 02     674350
NORTH FORK BANCORPORATION        COM     659424105      1547     40650   SH            SOLE                  40650
NORTH FORK BANCORPORATION        COM     659424105     36665    963600   SH            OTHER     01, 02     963600
ORTHODONTIC CTRS. OF AMER.       COM     68750P103     10470   1278439   SH            SOLE                1278439
ORTHODONTIC CTRS. OF AMER.       COM     68750P103     42184   5150700   SH            OTHER     01, 02    5150700
PRE-PAID LEGAL SERVICES. INC.    COM     7400651007     9109    382239   SH            SOLE                 382239
PRE-PAID LEGAL SERVICES. INC.    COM     7400651007    66262   2780600   SH            OTHER     01, 02    2780600
RENT-A-CENTER, INC.              COM     76009N100      7969    266271   SH            SOLE                 266271
RENT-A-CENTER, INC.              COM     76009N100     12816    428200   SH            OTHER     01, 02     428200
SCP POOL CORPORATION             COM     784028102       720     16000   SH            SOLE                  16000
LAUREATE EDUCATION INC.          COM     518613104      8087    211480   SH            SOLE                 211480
LAUREATE EDUCATION INC.          COM     518613104      4616    120700   SH            OTHER     01, 02     120700
SEI INVESTMENTS                  COM     784117103     26309    905960   SH            SOLE                 905960
SEI INVESTMENTS                  COM     784117103    162360   5590919   SH            OTHER     01, 02    5590919
WHOLE FOOD MARKET, INC.          COM     9668371068       86       900   SH            SOLE                    900
WHOLE FOOD MARKET, INC.          COM     9668371068    32692    342500   SH            OTHER     01, 02     342500
WORLD ACCEPTANCE CORP.           COM     981419104      3222    175800   SH            SOLE                 175800
WORLD ACCEPTANCE CORP.           COM     981419104     35443   1933600   SH            OTHER     01, 02    1933600